Income Taxes - Schedule of Reconciliation of Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reported income tax expense	$ 25,867	$ 16,070
People's Republic of China [Member]
PRC statutory tax rate	25.00%	25.00%
Computed expected benefits	$ (891,076)	$ (241,137)
Temporary differences	(50,911)	(15,205)
Permanent difference	56,227	3,732
Change in valuation allowance	911,627	268,680
Reported income tax expense	$ 25,867	$ 16,070